CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 33-45961; 1940 Act File No. 811-6569) (“Registrant”) hereby certifies that (a) (i) the form of Prospectus and Statement of Additional Information used with respect to Ivy Emerging Markets Local Currency Debt Fund and (ii) the form of Prospectus and Statement of Additional Information used with respect to Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, three series of the Registrant, does not differ from each such Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 112 (“Amendment No. 112”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) the text of Amendment No. 112 was filed electronically.

IVY FUNDS

Dated: February 3, 2016	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary